Accrued Liabilities (Tables)	6 Months Ended
Jul. 31, 2023
Accrued Liabilities
Schedule of accrued liabilities

	July 31,	January 31,
	2023	2023
Accrued compensation and benefits	36,163	35,536
Accrued contingent acquisition consideration	46,947	30,949
Accrued professional fees	1,398	1,619
Other accrued liabilities	13,583	12,205
	98,091	80,309